Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,513,374)	$ (2,295,139)	$ (3,059,477)	$ (3,784,562)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debts expense				2,062
Depreciation and amortization expense	25,578	34,540	42,287	40,321
Loss on disposal of fixed assets		9,041	9,041	71,487
Gain on early extinguishment of lease	(4,397)	(20,148)	(20,148)
Gain on forgiveness of PPP loan			(121,372)
Gain on early extinguishment of debt		(121,372)
Amortization of debt discounts	26,233	412,673	412,673	456,656
Stock-based compensation	121,052	123,440	339,133	133,755
Amortization of options issued for services			164,620	1,000,834
Series A preferred stock issued for services	90,000
Common stock issued for services	173,850	339,133
Stock options issued for services	121,052	123,440
Decrease (increase) in assets:
Accounts receivable	(133)	(11,216)	7,525	(16,306)
Inventory	(258,583)	(120,625)	144,442	68,557
Other current assets	20,219	109,578	112,893	(187,119)
Other assets	(33,666)	(33,327)	(32,733)
Right-of-use assets	34,391	84,667	118,347	195,029
Security deposits		(194,020)	(193,820)	(1,190,874)
Increase (decrease) in liabilities:
Accounts payable	17,774	259,049	317,921	(254,408)
Accrued expenses	290,021	357,650	492,794	(92,773)
Deferred revenues	(263)	5,176	(18,356)	30,164
Lease liability	(31,940)	(64,067)	(96,253)	(201,525)
Net cash used in operating activities	(1,043,238)	(1,124,967)	(1,380,483)	(3,728,702)
Cash flows from investing activities
Proceeds received on disposal of fixed assets		6,350	6,350	5,125
Purchase of fixed assets	(5,046)	(43,201)	(43,201)	(393,126)
Net cash used in investing activities	(5,046)	(36,851)	(36,851)	(388,001)
Cash flows from financing activities
Proceeds from convertible note payable		750,000	750,000
Repayment of convertible note payable		(750,000)	(750,000)
Proceeds from notes payable, related parties	62,000	99,500	99,500
Proceeds from notes payable	262,500	868,081	868,081	1,147,000
Repayment of notes payable				(505,567)
Proceeds from sale of preferred and common stock	550,000	150,000	350,000	3,577,505
Net cash provided by financing activities	874,500	1,117,581	1,317,581	4,218,938
Effect of exchange rate changes on cash	172,920	(6,820)	(8,909)	(11,477)
Net increase (decrease) in cash	(864)	(51,057)	(108,662)	90,758
Cash - beginning	11,016	119,678	119,678	28,920
Cash - ending	10,152	68,621	11,016	119,678
Supplemental disclosures:
Interest paid	40,693	79,269	117,112	48,252
Income taxes paid
Non-cash investing and financing transactions:
Initial recognition of right-of-use assets and lease liabilities			1,962,998
Cost of preferred shares exchanged for conversion to common stock				850,000
Dividends payable	43,808	28,971	38,923	61,684
Initial recognition of right-of-use assets and lease liabilities		1,535,706
Deposit on equipment settled with note payable	35,000
Value of debt discounts attributable to commitment shares	$ 42,175
Value of commitment shares issued as a debt discount				418,312
Value of warrants issued as a debt discount				358,017
Par value of cashless exercise of common stock options				$ 60